                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

                  Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

               522 Fifth Avenue, New York, New York       10036
             (Address of principal executive offices)   (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                     COUPON   MATURITY
THOUSANDS                                                                                      RATE      DATE        VALUE
---------                                                                                     ------  ---------  ------------

           TAX-EXEMPT MUNICIPAL BONDS (106.6%)
           ALASKA  (1.4%)
  $ 1,350  Alaska Industrial Development & Export Authority, Lake Dorothy
              Hydroelectric Ser 2006 (AMT) (Ambac)                                              5.25%  12/01/26  $  1,392,862
                                                                                                                 ------------
           ARIZONA  (1.6%)
    1,500  Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser
              2002 B (AMT) (FGIC)                                                               5.75   07/01/18     1,597,110
                                                                                                                 ------------
           CALIFORNIA  (16.9%)
    1,000  California, Ser 2007 (MBIA)                                                          4.25   08/01/33       922,290
    2,000  Golden State Tobacco Securitization Corporation, California, Enhanced
              Asset Backed Ser 2005 A (FGIC)                                                    5.00   06/01/38     2,044,740
    2,000  Huntington Beach Union High School District, California, Ser 2004 (FSA Insd)         5.00   08/01/26     2,103,100
      160  Los Angeles Community Redevelopment Agency, California, Refg Ser 1994 A
              (Ambac)                                                                           6.55   01/01/27       160,213
    1,000  Los Angeles Department of Water & Power, California, Water 2004 Ser
              C (MBIA)                                                                          5.00   07/01/25     1,050,930
    1,000  Sacramento County Sanitation District's Financing Authority,
              California, Ser 2006 (FGIC)                                                       5.00   12/01/28     1,044,580
    1,000  San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC)                   4.50   09/01/37       957,530
    1,000  San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA)**                5.00   06/15/30     1,032,505
    3,500  Southern California Public Power Authority, Mangolia Power Ser A
              2003 (Ambac)                                                                      5.00   07/01/21     3,653,615
    2,080  University of California, Ser 2007-J (FSA)**                                         4.50   05/15/31     2,024,350
    1,920  University of California, Ser 2007-J (FSA)**                                         4.50   05/15/35     1,868,630
                                                                                                                 ------------
                                                                                                                   16,862,483
                                                                                                                 ------------
           COLORADO  (4.4%)
    1,200  Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)                      5.25   10/01/40     1,261,848
    3,000  Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac)                6.00   11/15/18     3,158,880
                                                                                                                 ------------
                                                                                                                    4,420,728
                                                                                                                 ------------
           DISTRICT OF COLUMBIA  (3.1%)
    2,000  District of Columbia, National Academy of Sciences Ser 1999 A
              (Ambac)                                                                           5.00   01/01/19     2,053,240
    1,000  Metropolitan Washington Airports Authority, District of Columbia &
              Virginia, Ser 2004 C-1 (AMT) (FSA) #                                              5.00   10/01/20     1,031,520
                                                                                                                 ------------
                                                                                                                    3,084,760
                                                                                                                 ------------
           FLORIDA  (10.0%)
    2,000  Broward County Educational Facilities Authority, Florida, Nova Southeastern          5.00   04/01/31     2,060,140
              University Ser 2006 (AGC)
    4,000  Broward County School Board, Florida, Ser 2001 A COPs (FSA)                          5.00   07/01/26     4,086,320
    2,000  Florida Department of Environmental Protection, Preservation 2000
              Ser 1999 A (FGIC)                                                                 5.25   07/01/13     2,071,660
    1,700  Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA)                         5.25   10/01/20     1,775,327
                                                                                                                 ------------
                                                                                                                    9,993,447
                                                                                                                 ------------
           HAWAII   (5.2%)
    3,000  Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg
              Ser 2003 B (AMT) (XLCA)                                                           5.00   12/01/22     3,069,600
    2,000  Honolulu City & County, Hawaii, Ser 2003 A (MBIA)**                                  5.25   03/01/26     2,095,370
                                                                                                                 ------------
                                                                                                                    5,164,970
                                                                                                                 ------------

           ILLINOIS  (8.6%)
    2,000  Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT)
              (Ambac)                                                                          5.375   01/01/32     2,061,160
      730  DuPage County Community Unit School District 200, Illinois, Wheaton
              Warrenville Ser 2003 C (FSA)                                                      5.25   10/01/22       770,004
    3,000  Illinois, First Ser 2002 (MBIA)                                                     5.375   07/01/21     3,170,700
    2,500  Metropolitan Pier & Explosion Authority, Illinois, McCormick Place
              Ser 2002 A (MBIA)                                                                 5.25   06/15/42     2,619,325
                                                                                                                 ------------
                                                                                                                    8,621,189
                                                                                                                 ------------
           KANSAS  (1.1%)
    1,000  Kansas Development Finance Authority, Public Water Supply Ser
              2000-2 (Ambac)                                                                    5.50   04/01/21     1,045,810
                                                                                                                 ------------
           MASSACHUSETTS  (5.0%)
    2,750  Massachusetts Development Finance Agency, SEMASS Ser 2001 A
              (MBIA)                                                                           5.625   01/01/16     2,944,177
    2,000  Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A
              (MBIA)**                                                                          5.00   01/01/37     2,021,430
                                                                                                                 ------------
                                                                                                                    4,965,607
                                                                                                                 ------------
           MICHIGAN  (4.1%)
    2,000  Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                            5.00   07/01/30     2,037,980
    2,000  Michigan Municipal Bond Authority, Ser 1994 A (FGIC)                                 6.00   12/01/13     2,004,120
                                                                                                                 ------------
                                                                                                                    4,042,100
                                                                                                                 ------------
           NEW JERSEY (4.1%)
    3,000  New Jersey Turnpike Authority, Ser 2003 A (FGIC)                                     5.00   01/01/27     3,105,390
    1,000  University of Medicine & Dentistry, New Jersey, Ser A COPs (MBIA)                    5.00   09/01/17     1,031,900
                                                                                                                 ------------
                                                                                                                    4,137,290
                                                                                                                 ------------
           NEW YORK  (16.6%)
    4,000  Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA)**                         4.50   02/15/47     3,815,460
    2,000  Metropolitan Transportation Authority, New York, State Service
              Contract Ser 2002 A (MBIA)                                                        5.50   01/01/19     2,135,840
    3,000  New York City Health & Hospitals Corporation, New York, Health
              2003 Ser B (Ambac) ++                                                             5.25   02/15/21     3,155,700
    1,000  New York City Municipal Water Finance Authority, New York, 2005
              Ser C (MBIA)                                                                      5.00   06/15/27     1,042,550
    2,000  New York City Transitional Finance Authority, New York, 2003 Ser D
              (MBIA)                                                                            5.25   02/01/20     2,113,740
    1,500  New York City Transitional Finance Authority, New York, 2004 Ser C
              (MBIA)                                                                            5.00   02/01/21     1,570,245
    2,600  New York State Dormitory Authority, Hospital - FHA Insured Mtge
              2004 Ser A (FSA)                                                                  5.25   08/15/19     2,774,460
                                                                                                                 ------------
                                                                                                                   16,607,995
                                                                                                                 ------------
           OHIO  (2.1%)
    2,000  Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)                                 4.75   11/15/17     2,061,720
                                                                                                                 ------------
           OREGON  (1.2%)
    1,120  Oregon State Department of Administrative Services, Ser 2005 B COPs
              (FGIC)                                                                            5.00   11/01/22     1,171,912
                                                                                                                 ------------
           PENNSYLVANIA  (1.0%)
    1,000  Pennsylvania Turnpike Commission, Ser A 2004 (Ambac)                                 5.00   12/01/34     1,039,230
                                                                                                                 ------------
           SOUTH CAROLINA  (3.1%)
    3,000  South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A
              (Ambac)                                                                           5.00   01/01/21     3,128,460
                                                                                                                 ------------

           TEXAS (10.4%)
    2,335  Dallas Area Rapid Transit, Texas, Ser 2001 (Ambac)                                   5.00   12/01/11+    2,442,527
      665  Dallas Area Rapid Transit, Texas, Ser 2001 (Ambac)                                   5.00   12/01/26       682,130
    2,000  Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)                   5.25   05/15/23     2,121,580
    2,000  Houston, Texas, Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                          5.50   12/01/16     2,126,420
    2,000  San Antonio, Texas, Water & Refg Ser 2002 (FSA)                                      5.00   05/15/28     2,043,820
      950  San Antonio, Texas, Water & Refg Ser 2002 A (FSA)                                    5.00   05/15/32       975,346
                                                                                                                 ------------
                                                                                                                   10,391,823
                                                                                                                 ------------
           WASHINGTON (5.2%)
    1,000  Cowlitz County, Public Utility District # 1, Washington,  Production Ser
              2006 (MBIA)                                                                       5.00   09/01/31     1,034,270
    2,000  King County, Washington, Sewer Refg 2001 (FGIC)                                     5.125   01/01/20     2,078,300
    2,010  Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)**                  5.00   12/01/23     2,044,510
                                                                                                                 ------------
                                                                                                                    5,157,080
                                                                                                                 ------------
           WISCONSIN (1.5%)
    1,475  Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)                         5.00   07/01/37     1,520,135
                                                                                                                 ------------
           TOTAL TAX-EXEMPT MUNICIPAL BONDS
           (Cost $103,453,365)                                                                                    106,406,711
                                                                                                                 ------------
           SHORT-TERM INVESTMENT (a) (3.6%)
           INVESTMENT COMPANY
    3,577  Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
           (Cost $3,576,526)                                                                                        3,576,526
                                                                                                                 ------------
  106,622  TOTAL INVESTMENTS
  -------- (Cost $107,029,891)                                                                                    109,983,237
                                                                                                                 ------------
           FLOATING RATE NOTES RELATED TO SECURITIES HELD  (- 11.1%)
  (11,010) Notes with interest rates ranging from 3.61% to 3.68% at July 31, 2007 and
  --------   contractual maturities of collateral ranging from 12/01/23 to 02/15/47 +++ (b)
             (Cost ($11,042,505))                                                                                 (11,042,505)
                                                                                                                 ------------
  $95,612  TOTAL NET INVESTMENTS
  ======== (Cost $95,987,386) (c) (d)                                                                      99.1%   98,940,732

           OTHER ASSETS IN EXCESS OF LIABILITES                                                             0.9       873,545
                                                                                                          -----  ------------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                   100.0% $ 99,814,277
                                                                                                          =====  ============

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

+    Prefunded to call date shown.

++   A portion of this security has been physically segregated in connection with open futures contracts in the amount of $43,500.

+++  Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2007.

**   Underlying security related to inverse floaters entered into by the Trust.

#    Joint exemption in locations shown.

(a)  The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt
     Portfolio- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the
     Trust are reduced by the amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt
     Portfolio - Institutional Class with respect to assets invested by the
     Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
     Institutional Class. Income distributions earned by the Trust totaled
     $12,983, for the period ended July 31, 2007.

(b)  Floating Rate Note Obligations Related to Securities Held - The Trust
     enters into transactions in which it transfers to Dealer Trusts ("Dealer
     Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing

     floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the
     Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par each reset date. At
     July 31, 2007, Trust investments with a value of $14,902,255 are held by the Dealer Trust and serve as collateral for the $11,042,505 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31,
     2007, are presented in the "Portfolio of Investments".

(c)  Securities have been designated as collateral in an amount equal to
     $4,836,310 in connection with open futures contracts and an open swap contract.

(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,404,769 and the aggregate gross unrealized depreciation is $451,423 resulting in net unrealized appreciation of $2,953,346.

Bond Insurance:
---------------
 AGC   Assured Guaranty Corporation.
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.
XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF                   DESCRIPTION, DELIVERY       UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   DEPRECIATION
--------------------------------------------------------------------------------------

   15          Short     U.S. Treasury Notes 30 Year,
                                September 2007            $(1,650,938)     $ (1,447)

   30          Short     U.S. Treasury Notes 10 Year,
                                September 2007             (3,222,656)      (10,630)
                                                                           --------
               Total Unrealized Depreciation ........                      $(12,077)
                                                                           ========

INTEREST RATE SWAP CONTRACT OPEN AT JULY 31, 2007:

                       NOTIONAL
                        AMOUNT        PAYMENTS             PAYMENTS        TERMINATION    UNREALIZED
       COUNTERPARTY     (000'S)    MADE BY TRUST      RECEIVED BY TRUST        DATE      APPRECIATION
-----------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.    $2,000    Fixed Rate 3.79%   Floating Rate 3.85%  August 24, 2017   $18,169
                                                                                            =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                           /s/ Ronald E. Robison
                                           -------------------------------------
                                           Ronald E. Robison
                                           Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                           /s/ Francis Smith
                                           -------------------------------------
                                           Francis Smith
                                           Principal Financial Officer

                                        5